Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 1997

MFS Charter Income Trust
Date         Identification   Shares      Repurchase  NAV          Broker
             of Security      Repurchased Price
11/11/97     Shares of        50,000      $9.8125     $10.67       Merrill Lynch
             Beneficial
             Interest
11/12/97     Shares of        2,000       $9.6875     $10.60       Merrill Lynch
             Beneficial
             Interest
11/12/97     Shares of        16,000      $9.7500     $10.60       Merrill Lynch
             Beneficial
             Interest
11/12/97     Shares of        18,000      $9.7500     $10.60       Merrill Lynch
             Beneficial
             Interest
11/13/97     Shares of        4,700       $9.6875     $10.60       Merrill Lynch
             Beneficial
             Interest
11/18/97     Shares of        100,000     $9.8125     $10.63       Merrill Lynch
             Beneficial
             Interest
11/19/97     Shares of        18,700      $9.7500     $10.64       Merrill Lynch
             Beneficial
             Interest
11/21/97     Shares of        4,200       $9.6875     $10.67       Merrill Lynch
             Beneficial
             Interest
11/24/97     Shares of        19,000      $9.7500     $10.67       Merrill Lynch
             Beneficial
             Interest
11/25/97     Shares of        25,000      $9.7500     $10.67       Merrill Lynch
             Beneficial
             Interest
11/25/97     Shares of        900         $9.6875     $10.67       Merrill Lynch
             Beneficial
             Interest

Total Shares Repurchased:  258,500
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer